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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.): [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Brookside Capital Management, LLC*
Address:   John Hancock Tower
           200 Clarendon Street
           Boston, Massachusetts 02116

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William E. Pappendick IV
Title:     Managing Director
Phone:     (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ William E. Pappendick IV            Boston, MA            11/26/2012
----------------------------------  -----------------------  -------------------
           [Signature]                    [City, State]            [Date]

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., which is the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Management, LLC is also the general partner of Brookside Capital Investors II, L.P., which is the general partner of Brookside Capital Trading Fund, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 4

Form 13F Information Table Entry Total:           44

Form 13F Information Table Value Total:        3,847,821
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                Name

1     28-06924               Brookside Capital Investors, L.P.

2     28-06946               Brookside Capital Partners Fund, L.P.

3     28-13491               Brookside Capital Trading Fund, L.P.

4     28-13492               Brookside Capital Investors II, L.P.

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                     BROOKSIDE CAPITAL MANAGEMENT, LLC
                   FORM 13F INFORMATION TABLE AS OF 09/30/12

                                                                                                                   VOTING
                                                                                                                  AUTHORITY
                                                                                      INVESMENT    OTHER  --------------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    MARKET VALUE LONG   SHARES   DISCRETION MANAGERS   SOLE    SHARED    NONE
---------------------------- ---------------- ---------- ----------------- ---------- ---------- -------- -------- -------- --------
AKAMAI TECHNOLOGIES INC      COM               00971T101     97,886,220     2,558,448                     X
AMETEK INC NEW               COM               031100100     72,301,587     2,039,537                     X
APPLE INC                    COM               037833100    303,140,517       409,412                     X
AUTOZONE INC                 COM               053332102    100,078,541       270,724                     X
AXIS CAPITAL HOLDINGS INV    SHS               G0692U109     31,738,159       908,882                     X
BRIGHTCOVE INC               COM               10921T101      6,073,670       520,006                     X
CBS CORP NEW                 CL B              124857202     41,112,881     1,131,651                     X
CISCO SYS INC                COM               17275R102    131,661,591     6,895,082                     X
CONSTELLATION BRANDS INC     CL A              21036P108     22,243,860       687,600                     X
CTRIP COM INTL LTD           AMERICAN DEP SHS  22943F100    123,626,031     7,323,817                     X
CVS CAREMARK CORPORATION     COM               126650100     53,606,944     1,107,124                     X
DIRECTV                      COM               25490A309     93,658,836     1,786,019                     X
DOLLAR GEN CORP NEW          COM               256677105    224,352,177     4,352,972                     X
EATON CORP                   COM               278058102     78,818,282     1,667,406                     X
E M C CORP MASS              COM               268648102    248,907,443     9,127,519                     X
EXPRESS SCRIPTS HLDG CO      COM               30219G108     76,465,092     1,220,902                     X
GILEAD SCIENCES INC          COM               375558103     82,188,309     1,239,082                     X
GOLAR LNG LTD BERMUDA        SHS               G9456A100     46,963,142     1,216,977                     X
GOOGLE INC                   CL A              38259P508     59,699,813        79,125                     X
GREEN MTN COFFEE ROASTERS IN COM               393122106     39,254,421     1,653,500                     X
HOME INNS & HOTELS MGMT INC  SPON ADR          43713W107     30,295,779     1,221,604                     X
IDENIX PHARMACEUTICALS INC   COM               45166R204     57,752,172    12,664,950                     X
KINDER MORGAN INC DEL        COM               49456B101    181,835,263     5,119,236                     X
KINDER MORGAN INC DEL        *W EXP 05/25/201  49456B119     71,636,386    20,526,185                     X
KOHLS CORP                   COM               500255104    142,069,068     2,773,703                     X
LAMAR ADVERTISING CO         CL A              512815101     52,460,820     1,415,809                     X
MAP PHARMACEUTICALS INC      COM               56509R108     46,702,620     2,999,526                     X
MICHAEL KORS HLDGS LTD       SHS               G60754101    190,348,982     3,579,334                     X
MONSANTO CO NEW              COM               61166W101    156,430,249     1,718,636                     X
NEOPHOTONICS CORP            COM               64051T100        730,000       125,000                     X
PALO ALTO NETWORKS INC       COM               697435105      3,078,500        50,000                     X
PARAMETRIC TECHNOLOGY CORP   COM               699173209     50,135,744     2,302,974                     X
PRICELINE COM INC            COM NEW           741503403     31,965,679        51,635                     X
PUMA BIOTECHNOLOGY INC       COM              74587V1070     25,000,005     1,666,667                     X
RALPH LAUREN CORP            CL A              751212101     70,915,377       468,924                     X
SKYWORKS SOLUTIONS INC       COM               83088M102     90,883,996     3,857,555                     X
STARBUCKS CORP               COM               855244109     52,819,536     1,041,600                     X
TEXTRON INC                  COM               883203101     53,442,908     2,042,144                     X
TRANSDIGM GROUP INC          COM               893641100    120,771,519       851,283                     X
VERIFONE SYS INC             COM               92342Y109     88,038,195     3,161,156                     X
VERTEX PHARMACEUTICALS INC   COM               92532F100     86,185,957     1,542,064                     X
VMWARE INC                   CL A COM          928563402    101,383,520     1,048,000                     X
YANDEX N V                   COM               N97284108     20,543,342       850,656                     X
YOUKU TUDOU INC              SPONSORED ADR     98742U100    188,618,782    10,256,595                     X
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